Document and Entity Information In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Registrant Name	Ocean Rig UDW Inc.
Entity Central Index Key	0001447382
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Trading Symbol	orig
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	132,017,178
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY